Marketable Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Fair value through profit or loss
Convertible bonds designated at fair value through profit or loss	[1]	$ 1,112	$ 1,156
Fair value through other comprehensive income
Corporate bonds	[1]	5,488	8,757
Total marketable securities		$ 6,600	$ 9,913

[1]	The consolidated statements of profit or loss for the years ended 2017, 2018 and 2019 include gains (losses) from marketable securities designated at fair value through profit or loss in amounts of ($149), $53 and ($35), respectively.